Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Oil And Natural Gas Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge	$ 450
1% percent change in discount rate [member] | Oil And Natural Gas Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase decrease in the discount rate	0.00%
Impairment expenses (recovery)	$ 162
5% change in forecast cash flows [member] | Oil And Natural Gas Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase decrease in the discount rate	0.00%
Impairment expenses (recovery)	$ 202
Cardium [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	9.50%
Cardium [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.50%
Peace River CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	10.00%
Peace River CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%
Viking CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	10.00%
Viking CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 78
Legacy CGU [member] | 1% percent change in discount rate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase decrease in the discount rate	0.00%
Impairment expenses (recovery)	$ 2
Legacy CGU [member] | 5% change in forecast cash flows [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase decrease in the discount rate	0.00%
Impairment expenses (recovery)	$ 0
Legacy CGU [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	10.00%
Legacy CGU [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	15.00%